Pay vs Performance Disclosure - USD ($)	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO($)(1)		Compensation Actually Paid to PEO($)(3)		Average Summary Compensation Table Total for Non-PEO NEOs(4)($) (f)	Average Compensation Actually Paid to Non-PEO NEOs(5)($) (g)	Value of Initial Fixed $100 Investment Based On:(6)		Net Income (loss)(7)($) (j)
	Ms. Powell(2) (b)	Ms. Jurich (c)	Ms. Powell (d)	Ms. Jurich (e)			Total Shareholder Return($) (h)	Peer Group Total Shareholder Return($) (i)
2023	13,750,184	—	8,003,826	—	5,084,004	2,940,571	142	174	(1,604,497,000)
2022	8,340,158	—	6,595,785	—	4,466,331	1,928,957	174	237	173,377,000
2021	8,886,753	9,088,801	7,416,257	(5,630,059)	4,428,242	(2,905,641)	248	250	(79,423,000)
2020	—	5,202,993	—	38,530,760	3,578,839	18,091,399	502	334	(173,394,000)

Named Executive Officers, Footnote				The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Powell and Ms. Jurich, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. Jurich served as our Chief Executive Officer in 2020 and in 2021 until August 31, 2021, when Ms. Powell commenced service as our Chief Executive Officer.
Peer Group Issuers, Footnote
(6)    Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends (if applicable) for the measurement period, assuming dividend (if applicable) reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group used for this purpose is the Invesco Solar ETF (ticker symbol: TAN) (the “PvP Peer Group”) and the Total Shareholder Return is calculated using the methodology described herein.

PEO Total Compensation Amount				$ 5,084,004	$ 4,466,331	$ 4,428,242	$ 3,578,839
Adjustment To PEO Compensation, Footnote	The amount for Ms. Powell in 2021 includes $230,736 of her compensation for her service as a non-employee member of the Board prior to becoming a PEO.
(3)The dollar amounts reported in columns (d) and (e) represent the amount of CAP for Ms. Powell and Ms. Jurich, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total reported compensation for each year to determine the CAP:

Average for PEO	2023	2022	2021		2020
PEO	Ms. Powell	Ms. Powell	Ms. Powell	Ms. Jurich	Ms. Powell	Ms. Jurich
Summary Compensation Table ("SCT") Derived Total for PEO (columns (b) and (c), as applicable)	13,750,184	8,340,158	8,886,753	9,088,801	—	5,202,993
Deduct: aggregate change in actuarial present value of pension benefits	―	—	—	—	—	—
Add: service cost of pension benefits	―	—	—	—	—	—
Add: prior service cost of pension benefits	―	—	—	—	—	—
Deduct: SCT “Stock Awards” column value	11,750,750	3,743,992	4,575,981	5,999,973	—	2,212,254
Deduct: SCT “Option Awards” column value	―	2,499,811	2,000,403	2,000,119	—	1,275,782
Add: year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	7,164,426	5,142,324	5,099,331	3,808,596	—	18,363,635
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(833,983)	(1,169,682)	—	(8,298,444)	—	11,352,376
Add: vesting date fair value of equity awards granted and vested in the covered year	―	561,804	—	1,284,158	—	950,433
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(326,051)	(35,016)	6,556	(3,513,078)	—	6,149,359
Deduct: fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	―	—	—	—	—	—
Add: dollar value of dividends/earnings paid on equity awards in the covered year	―	—	—	—	—	—
Add: excess fair value for equity award modifications	―	—	—	—	—	—
Compensation Actually Paid to PEO (columns (d) and (e), as applicable)	8,003,826	6,595,785	7,416,257	(5,630,059)	—	38,530,760

Non-PEO NEO Average Total Compensation Amount				$ 5,084,004	4,466,331	4,428,242	3,578,839
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,940,571	1,928,957	2,905,641	18,091,399
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The following were our Non-PEO NEOs in 2023: Paul Dickson, Danny Abajian, Jeanna Steele, and Edward Fenster. The following were our Non-PEO NEOs in 2022: Edward Fenster, Paul Dickson, Tom vonReichbauer (who ceased to serve as Chief Financial Officer and an executive officer of the Company as of May 30, 2022), and Danny Abajian (who commenced service as our Chief Financial Officer and an executive officer of the Company on May 30, 2022), and Jeanna Steele. The following were our Non-PEO NEOs in 2021: Edward Fenster, Tom vonReichbauer, Chris Dawson, and Jeanna Steele. The following were our Non-PEO NEOs in 2020: Edward Fenster, David Bywater, Bob Komin (who ceased to serve as our Chief Financial Officer and an executive officer of the Company as of May 11, 2020), Tom vonReichbauer (who commenced service as our Chief Financial Officer and an executive officer of the Company on May 11, 2020), and Chris Dawson.
(5)The dollar amounts reported in column (g) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note 3:

Average for Non-PEO NEOs	2023	2022	2021	2020
Summary Compensation Table ("SCT") Derived Total for Non-PEO NEOs (f)	5,084,004	4,466,331	4,428,242	3,578,839
Deduct: aggregate change in actuarial present value of pension benefits	―	—	—	—
Add: service cost of pension benefits	―	—	—	—
Add: prior service cost of pension benefits	―	—	—	—
Deduct: SCT “Stock Awards” column value	4,258,398	2,169,903	2,355,219	1,618,223
Deduct: SCT “Option Awards” column value	―	1,394,991	1,293,790	1,248,575
Add: year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	2,835,688	3,047,130	1,412,372	7,895,798
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(443,054)	(667,844)	(2,850,558)	5,594,119
Add: vesting date fair value of equity awards granted and vested in the covered year	―	436,746	333,490	544,946
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(277,669)	(307,054)	(2,580,179)	3,344,494
Deduct: fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	―	—	—	—
Add: dollar value of dividends/earnings paid on equity awards in the covered year	―	—	—	—
Subtract: Forfeited awards during covered fiscal year	―	(1,481,457)	—	—
Add: excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to Non-PEO NEOs (g)	2,940,571	1,928,957	(2,905,641)	18,091,399
(6)    Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends (if applicable) for the measurement period, assuming dividend (if applicable) reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group used for this purpose is the Invesco Solar ETF (ticker symbol: TAN) (the “PvP Peer Group”) and the Total Shareholder Return is calculated using the methodology described herein.
(7)    The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount				$ 142	174	248	502
Peer Group Total Shareholder Return Amount				174	237	250	334
Net Income (Loss)				(1,604,497,000)	173,377,000	79,423,000	173,394,000
Ms Powell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				13,750,184	8,340,158	8,886,753	0
PEO Actually Paid Compensation Amount				8,003,826	6,595,785	7,416,257	0
PEO Name		Ms. Powell
Ms Jurich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						9,088,801	5,202,993
PEO Actually Paid Compensation Amount						$ 5,630,059	$ 38,530,760
PEO Name			Ms. Jurich			Ms. Jurich	Ms. Jurich
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Service Costs of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms Powell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,164,426	5,142,324	$ 5,099,331	0
PEO | Ms Powell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				833,983	1,169,682	0	0
PEO | Ms Powell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	561,804	0	0
PEO | Ms Powell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				326,051	35,016	6,556	0
PEO | Ms Powell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Ms Powell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Ms Powell [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Ms Powell [Member] | Service Costs of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Ms Powell [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Ms Powell [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(11,750,750)	(3,743,992)	(4,575,981)	0
PEO | Ms Powell [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(2,499,811)	(2,000,403)	0
PEO | Ms Powell [Member] | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Ms Jurich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,808,596	18,363,635
PEO | Ms Jurich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						8,298,444	11,352,376
PEO | Ms Jurich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,284,158	950,433
PEO | Ms Jurich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,513,078	6,149,359
PEO | Ms Jurich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms Jurich [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms Jurich [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms Jurich [Member] | Service Costs of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms Jurich [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms Jurich [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,999,973)	(2,212,254)
PEO | Ms Jurich [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,000,119)	(1,275,782)
PEO | Ms Jurich [Member] | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,835,688	3,047,130	1,412,372	7,895,798
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				443,054	667,844	2,850,558	5,594,119
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	436,746	333,490	544,946
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				277,669	307,054	2,580,179	3,344,494
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Service Costs of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,258,398)	(2,169,903)	(2,355,219)	(1,618,223)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(1,394,991)	(1,293,790)	(1,248,575)
Non-PEO NEO | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,481,457	0	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	0
Non-PEO NEO | Ms Powell [Member] | Additions For Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 230,736